Stock-based compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost	$ 756,090	$ 787,874	$ 559,157
Stock Option Plan 2002
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period	10 years
Shares reserved for future issuance	280,000
Share-based payment award vesting percentage On each anniversary	25.00%
Fair Value Of options granted	78,645
Weighted average grant date fair value of options granted		$ 14.98
Intrinsic value of options exercised		912,558
Proceed from exercise of options		243,234
Unrecognized option costs	55,208
Weighted average period of recognition for unrecognized option costs	2 years 3 months 18 days
Stock Option Plan 2002 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, exercise price as percentage of fair market value	110.00%
Stock Option Plan 2002 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, exercise price as percentage of fair market value	50.00%
Stock Option Plan 2004
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period	10 years
Shares reserved for future issuance	358,000
Share-based payment award vesting percentage On each anniversary	25.00%
Fair Value Of options granted	108,481	705,890	146,602
Intrinsic value of options exercised		1,230,857
Proceed from exercise of options		912,310
Unrecognized option costs	14,131
Weighted average period of recognition for unrecognized option costs	3 months 18 days
Stock Option Plan 2004 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, exercise price as percentage of fair market value	110.00%
Stock Option Plan 2004 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, exercise price as percentage of fair market value	50.00%
Stock Option Plan 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period	10 years
Shares reserved for future issuance	670,000
Fair Value Of options granted	1,542,072	873,798	740,930
Weighted average grant date fair value of options granted		$ 12.86	$ 15.37
Intrinsic value of options exercised		670,998
Proceed from exercise of options		209,133
Unrecognized option costs	$ 903,962
Weighted average period of recognition for unrecognized option costs	2 years
Stock Option Plan 2006 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award vesting percentage On each anniversary	25.00%
Options, exercise price as percentage of fair market value	110.00%
Stock Option Plan 2006 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award vesting percentage On each anniversary	20.00%
Options, exercise price as percentage of fair market value	50.00%